Short Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments (Note 8)	$ 51,590	$ 36,729
Short-term investments, cost	49,985	36,295
Short-term investments, accumulated unrealized holding gains	$ 1,605	$ 434